Investment Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investment Securities [Abstract]
Amortized Cost and Fair Value of Securities Available for Sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$31,939	$18	$185	$31,772
State and political subdivisions	9	-	-	9
Mortgage backed securities and collateralized mortgage obligations - residential	221,611	543	15,864	206,290
Corporate bonds	59,972	99	139	59,932
Small Business Administration - guaranteed participation securities	12,427	-	717	11,710
Other	689	16	-	705
Total securities available for sale	$326,647	$676	$16,905	$310,418

(dollars in thousands)	December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$86,833	$4	$1,220	$85,617
State and political subdivisions	18	-	-	18
Mortgage backed securities and collateralized mortgage obligations - residential	239,420	114	26,406	213,128
Corporate bonds	45,033	-	452	44,581
Small Business Administration - guaranteed participation securities	15,471	-	1,330	14,141
Other	688	12	-	700
Total securities available for sale	$387,463	$130	$29,408	$358,185

Proceeds from Sales, Calls/Paydowns and Maturities of Securities Available for Sale, Gross Realized Gains and Gross Realized Losses
The proceeds from sales, calls/paydowns and maturities of securities available for sale, and gross realized gains and gross realized losses from sales during 2025, 2024, and 2023 are as follows:

	Years ended December 31,
(dollars in thousands)	2025	2024	2023

Proceeds from sales	$-	$-	$-
Proceeds from calls/paydowns	86,019	68,119	53,503
Proceeds from maturities	70,059	70,608	5,008
Gross realized losses	-	-	-
Gross realized gains	-	-	-

Amortized Cost and Fair Value of Held to Maturity Securities
The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2025
(dollars in thousands)		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$4,339	$90	$40	$4,389
Total held to maturity	$4,339	$90	$40	$4,389

	December 31, 2024
(dollars in thousands)		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$5,365	$45	$104	$5,306
Total held to maturity	$5,365	$45	$104	$5,306

Securities Held in Available for Sale and Held to Maturity Greater Than 10% of Shareholders Equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2025 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized	Fair
	Cost	Value
Federal National Mortgage Association	$128,639	$120,148
Federal Home Loan Mortgage Corporation	81,772	76,588

Securities Available for Sale [Member]
Investment Securities [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table categorizes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2025, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty. Securities not due at a single maturity are shown separately.

(dollars in thousands)	Amortized	Fair
	Cost	Value

Due in one year or less	$24,987	$24,820
Due in after one year through five years	65,622	65,600
Due after five years through ten years	2,000	1,998
Mortgage backed securities and collateralized mortgage obligations - residential	221,611	206,290
Small Business Administration - guaranteed participation securities	12,427	11,710
	$326,647	$310,418

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2025
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$1,998	$2	$24,756	$183	$26,754	$185
Mortgage backed securities and collateralized mortgage obligations - residential	-	-	178,551	15,864	178,551	15,864
Corporate bonds	34,842	139	-	-	34,842	139
Small Business Administration - guaranteed participation securities	-	-	11,710	717	11,710	717

Total	$36,840	$141	$215,017	$16,764	$251,857	$16,905

(dollars in thousands)	December 31, 2024
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$11,961	$38	$68,651	$1,182	$80,612	$1,220
Mortgage backed securities and collateralized mortgage obligations - residential	12,346	280	194,636	26,126	206,982	26,406
Corporate bonds	-	-	44,581	452	44,581	452
Small Business Administration - guaranteed participation securities	-	-	14,141	1,330	14,141	1,330

Total	$24,307	$318	$322,009	$29,090	$346,316	$29,408

Held to Maturity Securities [Member]
Investment Securities [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table categorizes the debt securities included in the held to maturity portfolio as of December 31, 2025, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty. Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized	Fair
	Cost	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$4,339	4,389
	$4,339	4,389

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

December 31, 2025
	Less than		12 months
(dollars in thousands)	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$123	$-	$1,485	$40	$1,608	$40

Total	$123	$-	$1,485	$40	$1,608	$40

December 31, 2024
	Less than		12 months
(dollars in thousands)	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$592	$7	$2,047	$97	$2,639	$104

Total	$592	$7	$2,047	$97	$2,639	$104